Shareholder Report	2 Months Ended	6 Months Ended	120 Months Ended
	Sep. 30, 2024 USD ($) Holding	Sep. 30, 2024 USD ($) Holding	Sep. 30, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type		N-CSRS
Amendment Flag		false
Registrant Name		Northern Lights Fund Trust II
Entity Central Index Key		0001518042
Entity Investment Company Type		N-1A
Document Period End Date		Sep. 30, 2024
C000244082
Shareholder Report [Line Items]
Fund Name		Hodges Blue Chip Equity Income Fund
Class Name		Retail
Trading Symbol		HDPBX
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report contains important information about Hodges Blue Chip Equity Income Fund for the period of April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual		Semi-Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at https://www.hodgescapital.com/mutual-funds/resources-applications. You can also request this information by contacting us at 1-866-811-0224.
Additional Information Phone Number		1-866-811-0224
Additional Information Website		https://www.hodgescapital.com/mutual-funds/resources-applications
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Retail	$70	1.32%

Expenses Paid, Amount		$ 70
Expense Ratio, Percent		1.32%
Average Annual Return [Table Text Block]

Average Annual Total Returns

	6 Months	1 Year	5 Years	10 Years
Hodges Blue Chip Equity Income Fund	12.13%	36.59%	15.65%	11.52%
S&P 500® Index	10.42%	36.35%	15.98%	13.38%
Russell 1000® Total Return Index	9.87%	35.68%	15.64%	13.10%

Material Change Date		Sep. 30, 2024
AssetsNet	$ 39,621,186	$ 39,621,186	$ 39,621,186
Holdings Count | Holding	28	28	28
Advisory Fees Paid, Amount		$ 116,769
InvestmentCompanyPortfolioTurnover		31.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$39,621,186
Number of Portfolio Holdings	28
Advisory Fee (net of waivers)	$116,769
Portfolio Turnover	31%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Common Stocks	98.7%
Money Market Funds	1.3%

C000244083
Shareholder Report [Line Items]
Fund Name		Hodges Fund
Class Name		Retail
Trading Symbol		HDPMX
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report contains important information about Hodges Fund for the period of April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual		Semi-Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at https://www.hodgescapital.com/mutual-funds/resources-applications. You can also request this information by contacting us at 1-866-811-0224.
Additional Information Phone Number		1-866-811-0224
Additional Information Website		https://www.hodgescapital.com/mutual-funds/resources-applications
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Retail	$59	1.18%

Expenses Paid, Amount		$ 59
Expense Ratio, Percent		1.18%
Average Annual Return [Table Text Block]

Average Annual Total Returns

	6 Months	1 Year	5 Years	10 Years
Hodges Fund	-1.06%	23.61%	14.21%	7.32%
S&P 500® Index	10.42%	36.35%	15.98%	13.38%

Material Change Date		Sep. 30, 2024
AssetsNet	$ 176,330,684	$ 176,330,684	$ 176,330,684
Holdings Count | Holding	41	41	41
Advisory Fees Paid, Amount		$ 700,365
InvestmentCompanyPortfolioTurnover		41.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$176,330,684
Number of Portfolio Holdings	41
Advisory Fee (net of waivers)	$700,365
Portfolio Turnover	41%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Common Stocks	93.2%
Money Market Funds	2.8%
Purchased Options	4.0%

C000244085
Shareholder Report [Line Items]
Fund Name		Hodges Small Cap Fund
Class Name		Institutional
Trading Symbol		HDSIX
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report contains important information about Hodges Small Cap Fund for the period of April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual		Semi-Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at https://www.hodgescapital.com/mutual-funds/resources-applications. You can also request this information by contacting us at 1-866-811-0224.
Additional Information Phone Number		1-866-811-0224
Additional Information Website		https://www.hodgescapital.com/mutual-funds/resources-applications
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$53	1.03%

Expenses Paid, Amount		$ 53
Expense Ratio, Percent		1.03%
Average Annual Return [Table Text Block]

Average Annual Total Returns

	6 Months	1 Year	5 Years	10 Years
Hodges Small Cap Fund	5.21%	26.64%	14.54%	8.21%
S&P 500® Index	10.42%	36.35%	15.98%	13.38%
Russell 2000® Total Return Index	5.69%	26.76%	9.39%	8.78%

Material Change Date		Sep. 30, 2024
AssetsNet	$ 182,501,471	$ 182,501,471	$ 182,501,471
Holdings Count | Holding	51	51	51
Advisory Fees Paid, Amount		$ 755,154
InvestmentCompanyPortfolioTurnover		30.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$182,501,471
Number of Portfolio Holdings	51
Advisory Fee	$755,154
Portfolio Turnover	30%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Common Stocks	99.9%
Money Market Funds	0.1%

C000244084
Shareholder Report [Line Items]
Fund Name		Hodges Small Cap Fund
Class Name		Retail Class
Trading Symbol		HDPSX
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report contains important information about Hodges Small Cap Fund for the period of April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual		Semi-Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at https://www.hodgescapital.com/mutual-funds/resources-applications. You can also request this information by contacting us at 1-866-811-0224.
Additional Information Phone Number		1-866-811-0224
Additional Information Website		https://www.hodgescapital.com/mutual-funds/resources-applications
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Retail	$66	1.28%

Expenses Paid, Amount		$ 66
Expense Ratio, Percent		1.28%
Average Annual Return [Table Text Block]

Average Annual Total Returns

	6 Months	1 Year	5 Years	10 Years
Hodges Small Cap Fund	5.06%	26.25%	14.25%	7.92%
S&P 500® Index	10.42%	36.35%	15.98%	13.38%
Russell 2000® Total Return Index	5.69%	26.76%	9.39%	8.78%

Material Change Date		Sep. 30, 2024
AssetsNet	$ 182,501,471	$ 182,501,471	$ 182,501,471
Holdings Count | Holding	51	51	51
Advisory Fees Paid, Amount		$ 755,154
InvestmentCompanyPortfolioTurnover		30.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$182,501,471
Number of Portfolio Holdings	51
Advisory Fee	$755,154
Portfolio Turnover	30%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Common Stocks	99.9%
Money Market Funds	0.1%

C000252100
Shareholder Report [Line Items]
Fund Name	Hodges Small Intrinsic Value Fund
Class Name	Institutional
Trading Symbol	HSVIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Hodges Small Intrinsic Value Fund for the period of July 30, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.hodgescapital.com/mutual-funds/resources-applications. You can also request this information by contacting us at 1-866-811-0224.
Additional Information Phone Number	1-866-811-0224
Additional Information Website	https://www.hodgescapital.com/mutual-funds/resources-applications
Expenses [Text Block]

What were the Fund’s costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$19	1.12%

Expenses Paid, Amount	$ 19
Expense Ratio, Percent	1.12%
Average Annual Return [Table Text Block]

Average Annual Total Returns

Since Inception (July 30, 2024)
Hodges Small Intrinsic Value Fund	-1.54%
S&P 500® Index	6.27%
Russell 2000® Value Index	-1.51%

Performance Inception Date			Jul. 30, 2024
Material Change Date	Sep. 30, 2024
AssetsNet	$ 63,577,599	$ 63,577,599	$ 63,577,599
Holdings Count | Holding	46	46	46
Advisory Fees Paid, Amount	$ 214,375
InvestmentCompanyPortfolioTurnover	22.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$63,577,599
Number of Portfolio Holdings	46
Advisory Fee (net of waivers)	$214,375
Portfolio Turnover	22%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Common Stocks	93.2%
Money Market Funds	6.8%

C000244086
Shareholder Report [Line Items]
Fund Name		Hodges Small Intrinsic Value Fund
Class Name		Retail
Trading Symbol		HDSVX
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report contains important information about Hodges Small Intrinsic Value Fund for the period of April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual		Semi-Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at https://www.hodgescapital.com/mutual-funds/resources-applications. You can also request this information by contacting us at 1-866-811-0224.
Additional Information Phone Number		1-866-811-0224
Additional Information Website		https://www.hodgescapital.com/mutual-funds/resources-applications
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Retail	$64	1.29%

Expenses Paid, Amount		$ 64
Expense Ratio, Percent		1.29%
Average Annual Return [Table Text Block]

Average Annual Total Returns

	6 Months	1 Year	5 Years	10 Years
Hodges Small Intrinsic Value Fund	-1.59%	15.92%	13.05%	8.88%
S&P 500® Index	10.42%	36.35%	15.98%	13.38%
Russell 2000® Value Index	6.14%	25.88%	9.29%	8.22%

Material Change Date		Sep. 30, 2024
AssetsNet	$ 63,577,599	$ 63,577,599	$ 63,577,599
Holdings Count | Holding	46	46	46
Advisory Fees Paid, Amount		$ 214,375
InvestmentCompanyPortfolioTurnover		22.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$63,577,599
Number of Portfolio Holdings	46
Advisory Fee (net of waivers)	$214,375
Portfolio Turnover	22%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Common Stocks	93.2%
Money Market Funds	6.8%